Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SIT MID CAP GROWTH FUND INC
Entity Central Index Key	0000356787
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000032269
Shareholder Report [Line Items]
Fund Name	Sit Mid Cap Growth Fund
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit Mid Cap Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Mid Cap Growth Fund	$135	1.25%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2024, the Sit Mid Cap Growth Fund returned +15.39% outperforming the Russell Midcap® Growth Index's return of +15.05%. The largest contributor to outperformance during the period was the Fund’s overweight position along with its positive stock selection in the electronic technology sector. Key holdings here included Arista Networks (+116%), Broadcom (+88%), and Applied Materials (+65%). Stock selection in the health services sector also augmented performance during the period, with holdings, such as Tenet Healthcare (+63%) and Encompass Health (+28%), seeing strong share price appreciation. Conversely, negative stock selection in the technology services and health technology sectors was the largest detractor to performance during the period, hurt by an underweight position in CrowdStrike (+28%) and holdings of Paycom Software (-55%), Exact Sciences (-55%), and InMode (-52%).

Line Graph [Table Text Block]
	Sit Mid Cap Growth Fund	Russell 3000® Index*	Russell Midcap Growth Index
6/14	$10,000	$10,000	$10,000
6/15	10,952	10,729	10,945
6/16	9,860	10,959	10,711
6/17	11,708	12,987	12,537
6/18	12,811	14,907	14,859
6/19	14,318	16,246	16,930
6/20	15,571	17,306	18,947
6/21	21,642	24,950	27,240
6/22	16,296	21,490	19,184
6/23	19,880	25,563	23,622
6/24	22,939	31,475	27,178

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Sit Mid Cap Growth Fund	15.39%	9.89%	8.66%
Russell 3000® IndexFootnote Reference*	23.13%	14.14%	12.15%
Russell Midcap Growth Index	15.05%	9.93%	10.51%

Material Change Date	Jun. 30, 2024
AssetsNet	$ 203,184,209
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 2,367,507
InvestmentCompanyPortfolioTurnover	8.64%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2024)

Total Net Assets	$203,184,209
# of Portfolio Holdings	71
Portfolio Turnover Rate	8.64%
Investment Advisory Fees Paid	$2,367,507
Weighted average market cap	$89.2 Billion
Median market cap	0

Holdings [Text Block]

Top 10 Equity (% of Net Assets)

Broadcom, Inc.	6.4%
Arista Networks, Inc.	6.0
TJX Cos., Inc.	3.0
PTC, Inc.	2.9
Applied Materials, Inc.	2.8
Dexcom, Inc.	2.7
Monolithic Power Systems, Inc.	2.2
Ameriprise Financial, Inc.	2.1
Booz Allen Hamilton Holding Corp.	2.1
Waste Connections, Inc.	2.0

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended June 30, 2024.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the 12-month period ended June 30, 2024.